Pensions and other post-employment benefits - Amount Recognised in Balance sheet (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Net post-employment benefit	£ 46	£ 95
Post-employment benefit assets recognised on the consolidated balance sheet	68	36
Post-employment benefit obligations recognised on the consolidated balance sheet	(114)	(131)
Pension schemes
Disclosure of net defined benefit liability (asset) [line items]
Net post-employment benefit	(34)	15	£ 36
Post-employment benefit assets recognised on the consolidated balance sheet	68	36
Post-employment benefit obligations recognised on the consolidated balance sheet	(34)	(51)
Plan assets, at fair value	699	660
Post retirement obligations
Disclosure of net defined benefit liability (asset) [line items]
Net post-employment benefit	£ 80	£ 80	£ 85